SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Nov. 30, 2019 CAD ($) share Year	Nov. 30, 2018 share	Nov. 30, 2017 share	Nov. 30, 2016 share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	3,150,000	125,000	750,000	875,000
Numbers of options exercisable	0
Weighted average remaining contractual life(year) | Year	4.33
Weighted average exercise price | $	$ 0.58
January 15, 2024 [Member] | Exercise Price 0.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	2,150,000
Numbers of options exercisable	0
Weighted average remaining contractual life(year) | Year	2.82
Weighted average exercise price | $	$ 0.60
March 20, 2024 [Member] | Exercise Price 0.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	350,000
Numbers of options exercisable	0
Weighted average remaining contractual life(year) | Year	0.48
Weighted average exercise price | $	$ 0.60
November 28, 2024 [Member] | Exercise Price 0.50 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	650,000
Numbers of options exercisable	0
Weighted average remaining contractual life(year) | Year	1.03
Weighted average exercise price | $	$ 0.50